Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-Based Compensation

Note 22 – Stock-Based Compensation

Under the Hydrogenics Omnibus Incentive Plan adopted in 2012, the Corporation may issue stock options, RSUs and PSUs to employees, directors and consultants as part of a long-term incentive plan. Stock options were previously granted under the Corporation’s Stock Option Plan.

Under the Company’s previous Stock Option Plan, 234,976 stock options were outstanding at December 31, 2018.  No further stock options may be issued under the Corporation’s Stock Option Plan.

Effective May 11, 2018, the Company amended the Omnibus Incentive Plan to increase the number of shares available for issuance to 1,308,032 from 1,002,069. The shareholders’ resolution was passed on May 11, 2018.

Of the 1,308,032 shares available under the Omnibus Incentive Plan, to be issued as stock options, RSUs and PSUs,  618,113 have been granted as stock options,  202,707 have been granted as RSUs and were outstanding at December 31, 2018.  In addition, 12,609 previously issued PSU’s had fully vested as of December 31, 2018. The Corporation has 474,603 of share units available for issue as stock options, RSUs and PSUs under the Omnibus Incentive Plan at December 31, 2018.

Stock options

A summary of the Company’s stock option plan is as follows:

	2018		2017
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	shares	C$	shares	C$
Balance at January 1,	762,173	$7.99	628,636	$7.97
Granted	111,621	11.23	141,268	8.56
Exercised	(6,400)	8.05	(4,400)	6.22
Forfeited	(9,280)	13.25	–	–
Expired	(5,025)	10.44	(3,331)	29.25
At December 31,	853,089	$8.37	762,173	$7.99

During the year ended December 31, 2018,  6,400 (2017 – 4,400) stock options were exercised resulting in cash proceeds of $40  (2017 – $20), an increase in equity of $69  (2017 –  $36) with an offset to contributed surplus of $29  (2017 – $16).

During the year ended December 31, 2018,  111,621  (2017 – 141,268) stock options were granted with an average fair value of C$11.23 per option (2017 –  $8.56).  All options are for a term of ten years from the date of grant and vest over four years unless otherwise determined by the Board of Directors.  The fair value of the stock options was determined using the Black-Scholes option pricing model with the following weighted average assumptions:

	2018	2017
Risk-free interest rate	2.12%	1.34%
Expected volatility	64.3%	64.6%
Expected life in years	7	6
Expected dividend	Nil	Nil

Expected volatility was determined using the historical volatility for the Company’s share price for the seven years prior to the date of grant, as this is the expected life of the stock options.

Stock-based compensation expense for the year ended December 31, 2018, related to stock options, was $539 (2017 – $444) and was included in selling, general and administrative expenses with an offsetting increase to contributed surplus.

The following table summarizes information about the Company’s stock options as of December 31, 2018:

Grant date	Expiry date	Total number of options	Weighted average remaining contractual life (in years)	Exercise Price C$	Number of vested options	Weighted average remaining contractual life (in years)	Exercise Price C$
March 27, 2009	March 27, 2019	5,284	0.24	13.25	5,284	0.24	$13.25
April 6, 2010	April 5, 2020	19,787	1.26	4.91	19,787	1.26	4.91
March 31, 2011	March 31, 2021	83,000	2.25	6.96	83,000	2.25	6.96
June 8, 2011	June 8, 2021	126,905	2.44	5.03	126,905	2.44	5.03
May 10, 2012	May 11, 2022	157,871	3.36	6.25	157,871	3.36	6.25
November 19, 2012	November 19, 2022	39,476	3.89	6.60	39,476	3.89	6.60
March 21, 2013	March 21, 2023	15,000	4.22	8.10	15,000	4.22	8.10
March 26, 2015	March 25, 2025	56,821	6.23	16.14	42,616	6.23	16.14
March 30, 2016	March 31, 2026	96,056	7.25	10.53	48,028	7.25	10.53
March 14, 2017	March 14, 2027	141,268	8.20	8.56	35,317	8.20	8.56
March 13, 2018	March 13, 2028	90,836	9.20	11.41	–	9.20	11.41
June 1, 2018	June 1, 2028	20,785	9.42	10.45	–	9.42	10.45
		853,089	5.29	$8.37	573,284	5.29	$8.37

Performance Share Units (“PSUs”)

Under the Hydrogenics Omnibus Incentive Plan adopted in 2012, the Company may issue performance based share units to employees, directors and consultants. Pursuant to the Hydrogenics Omnibus Incentive Plan, participants may be granted a portion of their long-term incentive plan in the form of PSUs instead of RSUs and stock options. A PSU is a unit, equivalent in value to a common share of the Company.  Each PSU entitles the participant to receive a cash payment or common shares, at the option of the Company. The fair value of the PSUs is recognized as a compensation expense and is pro-rated over the expected vesting period with the offsetting increase to contributed surplus.  Fair value is calculated as the market value of the common share at the date of grant.  Each PSU is subject to vesting performance conditions. The Company estimates the length of the expected vesting period at the grant date, based on the most likely outcome of the performance conditions.  The Company will revise its estimate of the length of the vesting period, if necessary, if subsequent information indicates that the length of the vesting period differs from previous estimates and any change to compensation cost will be recognized in the period in which the revised estimate is made. Forfeitures are estimated at the grant date and are revised to reflect a change in expected or actual forfeitures. The expiry date of PSUs granted is five years from the date of award.

A summary of the Company’s PSU activity is as follows:

	2018	2017
Balance at January 1,	191,366	195,569
Expired	(187,162)	–
Vested – share issuance	(4,204)	(4,203)
At December 31,	–	191,366

Stock-based compensation expense for the year ended December 31, 2018, related to PSUs, was $6 (2017 – $31) and was included in selling, general and administrative expenses with an offsetting increase to contributed surplus.

Equity-settled Restricted Share Units (“RSUs”)

An RSU is a unit equivalent in value to a common share of the Company. The RSUs will be settled by issuance of shares in the Company. The cost of the Company’s RSUs is determined using the cliff vesting method and is charged to selling, general and administrative expenses. RSUs vest three years from grant date.  The fair value of each grant of RSUs is the fair value of the Company’s share price on the date of grant. The resulting compensation expense, included in selling, general and administrative expenses, is based on the fair value of the awards granted is charged to income over the period the employees unconditionally become entitled to the award, with a corresponding increase to contributed surplus.

A summary of the Company’s RSU activity is as follows:

	2018	2017
Balance at January 1,	133,184	52,483
RSUs issued	69,523	80,701
At December 31,	202,707	133,184

Stock-based compensation expense for the year ended December 31, 2018, related to RSUs, was $412 (2017 – $267) and was included in selling, general and administrative expenses with an offsetting increase to contributed surplus.

Deferred Share Units (“DSUs”)

The Company has a deferred share unit plan for directors. Pursuant to the DSU Plan, non-employee directors are entitled to receive all or any portion of their annual cash retainer and meeting fees in the form of DSUs instead of cash.  A DSU is a unit, equivalent in value to a common share of the Company.  Each DSU entitles the participant to receive a cash payment upon termination of directorship, valued at the price of the Company’s common shares on the TSX on the date of termination.  Compensation cost for DSUs granted under the DSU plan is recorded as an expense with a corresponding increase in accrued liabilities and is measured at fair value.  The DSU liability is marked-to-market each reporting period with the offset recorded in selling, general and administrative expenses.

A summary of the Company’s DSU activity is as follows:

	2018		2017
	Number	Amount	Number	Amount
Balance at January 1,	125,949	$1,406	106,506	$456
DSU compensation expense	21,222	145	20,277	174
DSU cancellation	–	–	(834)	(9)
DSU fair value adjustments	–	(821)	–	785
At December 31,	147,171	$730	125,949	$1,406

For the year ended December 31, 2018, the Company recognized $145  (2017 – $165) as expense for the issue of new DSUs (net of cancellations) and a recovery of $821  (2017 – expense of $785) for the mark-to-market adjustment on the liability.

The DSU liability at December 31, 2018 of $730  (2017 – $1,406) was included in financial liabilities. DSUs vest immediately on the date of issuance.

Summary of stock-based compensation expense (recovery)

Years ended December 31,	2018	2017
Stock-based compensation expense - stock options	$539	$444
Stock-based compensation expense - PSU	6	31
Stock-based compensation expense - RSU (equity-settled)	412	267
Subtotal stock based compensation expense	957	742
DSU - new issuance (net of cancellations)	145	165
DSU - mark-to-market adjustment	(821)	785
Subtotal stock-based compensation expense - DSU	(676)	950
Total	$281	$1,692